INCOME TAXES	12 Months Ended
Dec. 31, 2013
INCOME TAXES
INCOME TAXES

18.                   INCOME TAXES

Enterprise income tax

Cayman Islands

The Company is a tax exempt company incorporated in the Cayman Islands and conducts substantially all of its business through its subsidiaries and VIEs.

United States of America

ChinaCache North America, Inc. was registered in California, United States of America in 2007.  The entity is subject to both California State Income Tax (8.84%) and Federal Income Tax (graduated income tax rate up to 35%) on its taxable income under the current laws of the state of California and United States of America.

Hong Kong

ChinaCache Networks (Hong Kong) Limited, the Company’s wholly owned subsidiary incorporated in Hong Kong, is subject to Hong Kong corporate income tax at a rate of 16.5% on the estimated assessable profits arising in Hong Kong.

The PRC

The Company’s subsidiaries and the VIEs that are each incorporated in the PRC are subject to Corporate Income Tax (“CIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the new PRC Enterprise Income Tax Laws (“PRC Income Tax Laws”) effective from January 1, 2008. Pursuant to the PRC Income Tax Laws, the Company’s PRC subsidiaries and the VIEs are subject to a CIT statutory rate of 25%.

Under the PRC Income Tax Laws, an enterprise which qualifies as a High and New Technology Enterprise (“the HNTE”) is entitled to a preferential tax rate of 15%. The HNTE status is valid for three years and qualifying entities can apply to renew for an additional three years provided their business operations continue to qualify for the HNTE status. Chinacache Beijing has been recognized as a HNTE in 2010 and through an administrative renewal process in 2013, Chinacache Beijing is eligible for a preferential tax rate of 15% effective from 2010 to 2015 if it continues to qualify on an annual basis.

Beijing Blue IT, had previously been entitled to a lower 15% income tax rate from 2008 through 2010, due to its qualification for the HNTE status in December 2008. In January 2011, Beijing Blue IT lost its status because of not making a timely renewal of such qualification. In 2013, Beijing Blue IT was recognized as a HNTE again and is eligible for a preferential tax rate of 15% effective from 2012 to 2014 and thereafter for an additional three years through an administrative renewal process if it continues to qualify on an annual basis.

In May 2013, Beijing Blue IT was certified as a Key Software Enterprise and was therefore entitled to a preferential tax rate of 10% for 2011 and 2012. The Company recorded an income tax refund in connection with the over-paid provisional tax for year 2011 and 2012 in the year ended December 31, 2013, during which the certificate was granted. Beijing Blue IT has applied for Key Software Enterprise status for 2013 and 2014 and received official approval as Key Software Enterprise in December 2013, and therefore is eligible for a preferential tax rate of 10% for 2013 and 2014.

In accordance with the PRC Income Tax Laws, enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC are considered PRC tax resident enterprises and subject to PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. As of December 31, 2013, no applicable detailed interpretation or guidance has been issued to define “place of effective management”. Furthermore, as of December 31, 2013, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear.

Based on the assessment of facts and circumstances available at December 31, 2013, management believes none of its non-PRC entities are more likely than not PRC tax resident enterprises. It is possible the assessment of tax residency status may change in the next twelve months, pending announcement of new PRC tax rules in the future. The Company will continue to monitor its tax status.

Loss from continuing operations before income tax expense consists of:

	For the years ended December 31,
	2011	2012	2013
	RMB’000	RMB’000	RMB’000	US$’000

Non-PRC	1,236	888	(6,777)	(1,120)
PRC	(1,605)	(11,586)	(26,157)	(4,320)

	(369)	(10,698)	(32,934)	(5,440)

The income tax expense comprises:

	For the years ended December 31,
	2011	2012	2013
	RMB’000	RMB’000	RMB’000	US$’000

Current	13,188	17,490	(11,809)	(1,951)
Deferred	(2,043)	(11,197)	13,104	2,165

	11,145	6,293	1,295	214

The reconciliation of tax computed by applying the statutory income tax rate of 25% applicable to the PRC operations to income tax expense for the years ended December 31, 2011, 2012 and 2013, is as follows:

	For the years ended December 31,
	2011	2012	2013
	RMB’000	RMB’000	RMB’000	US$’000

Loss from continuing operations before income tax expense	(369)	(10,698)	(32,934)	(5,440)

Income tax computed at PRC statutory tax rate of 25%	(93)	(2,674)	(8,233)	(1,360)
Preferential tax rates	(948)	83	(50)	(8)
International rate differences	7,327	4,376	4,459	737
Additional 50% tax deduction for qualified research and development expenses	(2,660)	(4,915)	(7,227)	(1,194)
Non-deductible expenses	11,304	10,454	22,164	3,661
Other permanent difference	—	(6,626)	—	—
Effect of changes in tax rates on deferred taxes	(1,586)	3,779	3,947	652
Changes in unrecognized tax benefits	(480)	—	—	—
Changes in the valuation allowance	(1,719)	276	(2,123)	(351)
Effect of changes in tax rates on prior year tax	—	—	(11,642)	(1,923)
Deferred tax adjustment	—	1,540	—	—

Income tax expense	11,145	6,293	1,295	214

Deferred tax assets and liabilities reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.  The components of deferred tax assets and liabilities are as follows:

	For the years ended December 31,
	2012	2013
	(RMB’000)	(RMB’000)	(US$’000)

Deferred tax assets:
Current:
- Allowance for doubtful accounts	6,096	1,266	209
- Deferred Revenue	840	2,436	402
- Accruals	6,690	3,394	561
Less: valuation allowance	—	—	—

Net current deferred tax assets	13,626	7,096	1,172

Non-current:
- Tax losses	6,481	394	65
- Property and equipment	2,202	1,719	284
Less: valuation allowance	(2,517)	(394)	(65)

Net non-current deferred tax assets	6,166	1,719	284

Total Deferred tax assets	19,792	8,815	1,456

Deferred tax liabilities:
Non-current:
- Property and equipment	—	2,127	351

Net non-current deferred tax liabilities	—	2,127	351

Total Deferred tax liabilities	—	2,127	351

Valuation allowances have been provided for deferred tax assets where, based on all available evidence, it was determined by management that more likely than not to be realized in future years.

As of December 31, 2013, the Company has net operating tax losses carried forward from its PRC subsidiaries, as per filed tax returns, of RMB45,092,000 (US$7,449,000), which will expire between 2014 and 2018.

As of December 31, 2013, the Company intends to permanently reinvest the undistributed earnings from its foreign subsidiaries to fund future operations. The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.

Unrecognized Tax Benefits

As of December 31, 2012 and 2013, the Company recorded an unrecognized tax benefit of RMB21,563,000 and RMB24,301,000 (US$4,014,000), respectively, of which RMB9,777,000 and RMB12,761,000 (US$2,108,000), respectively, are presented on a net basis against the deferred tax assets related to tax loss carry forwards on the consolidated balance sheets.  The unrecognized tax benefit is mainly related to under-reported income and transfer pricing for certain subsidiaries and VIEs. The amount of unrecognized tax benefits will change in the next 12 months, pending clarification of current tax law or audit by the tax authorities, however, an estimate of the range of the possible change cannot be made at this time. As of December 31, 2012 and 2013, all of the unrecognized tax benefits, if ultimately recognized, will impact the effective tax rate. The Company recorded penalty of RMB2,797,000 and RMB-123,000 (US$-20,000) and interest expense of RMB1,304,000 and RMB1,657,000 (US$274,000) for the years ended December 31, 2012 and 2013, respectively.

As of December 31, 2013, the Company’s tax years ended December 31, 2008 through 2013 for the PRC subsidiaries remain open for statutory examination by the PRC tax authorities.

A roll-forward of accrued unrecognized tax benefits is as follows:

	December 31,
	2012	2013
	RMB’000	RMB’000	US$’000

Balance–beginning	23,850	21,563	3,562
Increase based on tax positions related to the current year	3,169	16,694	2,757
Decrease based on tax positions related to the current year	(5,456)	(13,956)	(2,305)

Balance–ending	21,563	24,301	4,014